Note 1a- Amendment of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]
Note 1a.	Amendment of Consolidated Financial Statements

Consolidated financial statements of the Company for the year ended December 31, 2021, were initially authorized for issue on April 26, 2022, and made available for public use as part of the Company’s annual report on Form 20-F that was filed with the SEC on the same date. The Company is hereby reissuing its consolidated financial statements for the year ended December 31, 2021 to include summarized financial information for NanoCred Cayman Company Limited (“Nanobank”), a former equity-accounted investee. The summarized financial information for Nanobank is included in Note 12. The reissued consolidated financial statements also reflect an increase of US$2.7 million to Opera's share of net loss of Nanobank for 2021 as a consequence of adjustments that Nanobank made to its financial statements subsequent to the date Opera's prior set of consolidated financial statements for 2021 were authorized for issue. Because the investment in Nanobank was measured at fair value less costs to sell in the Statement of Financial Position as of December 31, 2021, the increase in Opera's share of net loss reduced the amount of impairment of the investment in Nanobank by an equal amount. Therefore, the adjustments did not impact the net loss for 2021. The adjustments impacted the amounts of share of net income (loss) of equity-accounted investees and impairment of equity-accounted investee, as presented and disclosed in the consolidated statements of operations and cash flows, and Notes 2, 4 and 12. Moreover, Note 19 to the reissued consolidated financial statements reflect updated events of the Company’s share repurchase program and the share incentive plan, occuring after the reporting period.